1933 Act/Rule 497(j)


                                   May 8, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Duff & Phelps Institutional Mutual Funds
         Registration No. 33-80057

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on May 1, 2000.

                                   Very truly yours,


                                   /s/ Pamela Sinofsky
                                   Pamela Sinofsky
                                   Phoenix Investment Partners, Ltd.